[Letterhead of Wachtell, Lipton, Rosen & Katz]

July 21, 2005

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	NYSE Group, Inc.
Registration Statement on Form S-4

Ladies and Gentlemen:

On behalf of NYSE Group, Inc., a Delaware corporation (“NYSE Group”), we transmit herewith by electronic transmission for filing under the Securities Act of 1933, as amended, NYSE Group’s Registration Statement on Form S-4 (the “Registration Statement”), relating to up to 158,306,662 shares of common stock, par value $0.01 per share, proposed to be issued pursuant to the Agreement and Plan of Merger, dated as of April 20, 2005, as amended and restated on June 20, 2005, by and among NYSE Group, the New York Stock Exchange, Inc., a New York Type A not-for-profit corporation (the “NYSE”), Archipelago Holdings, Inc., a Delaware corporation (“Archipelago”), NYSE Merger Sub LLC, a New York limited liability company, NYSE Merger Corporation Sub, Inc., a Delaware corporation, and Archipelago Merger Sub, Inc., a Delaware corporation.

This Registration Statement contains a draft of the proxy statement/prospectus that will be delivered to the NYSE members and Archipelago stockholders to approve the mergers and other transactions contemplated by the Merger Agreement, as well as in connection with the issuance of shares of NYSE Group common stock if the mergers are approved.

Securities and Exchange Commission

July 21, 2005

Sufficient funds have been deposited with the Securities and Exchange Commission to cover the filing fee of $737,762, calculated pursuant to Securities Act Rule 457 in the manner set forth in detail on the cover page of the Registration Statement.

The parties intend to consummate the mergers as soon as practicable following effectiveness of the Registration Statement. If you have any questions or require any additional information in connection with the filing, please do not hesitate to contact the undersigned at (212) 403-1327 or David K. Lam at (212) 403-1394.

Very truly yours,

/s/ David C. Karp
David C. Karp

Enclosure

cc:	NYSE Group, Inc.
New York Stock Exchange, Inc.
Archipelago Holdings, Inc.
Sullivan & Cromwell (John Evangelakos, Catherine M. Clarkin)

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